Cost of sales (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total cost of sales	kr 672,479	kr 531,254
Total cost of sales	(672,479)	(531,254)
Contract Driver Costs [Member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(265,871)	(192,781)
Total cost of sales	265,871	192,781
Maintenance Costs [Member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(24,750)	(19,499)
Total cost of sales	24,750	19,499
Transport Costs [Member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(88,135)	(53,865)
Total cost of sales	88,135	53,865
I T And Software Expenses [Member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(699)	(9,867)
Total cost of sales	699	9,867
Staff Costs [Member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(91,183)	(82,025)
Total cost of sales	91,183	82,025
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(167,089)	(150,637)
Total cost of sales	167,089	150,637
Other Costs [Member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(34,752)	(22,580)
Total cost of sales	kr 34,752	kr 22,580